Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions
5.30 Provisions
5.30.1 Provisions for employee commitments

	Year ended December 31
in € thousand	2023	2022
Employer contribution costs on share-based compensation plans	1,684	3,330
Phantom shares	1,421	2,976
Retirement termination benefits	459	330
Leaving indemnities	670	267
BALANCE AS AT CLOSING DATE	4,234	6,903
Less non-current portion	490	1,320
CURRENT PORTION	3,744	5,583
Share-based provisions
Employer contribution costs on share-based compensation plans and phantom shares are calculated at the balance sheet date using the share price of Valneva as at December 31, 2023: €4.72 (December 31, 2022: €6.22).
Retirement termination benefits
Some Group companies provide retirement termination benefits to their retirees.
For defined benefit plans, retirement costs are determined once a year:
•Up to December 31, 2020, using the projected unit credit method where each period of service gave rise to an additional unit of benefit entitlement and where each unit was measured separately to determine the final obligation.
•From December 31, 2021 onward, under the new calculation method proposed by the IFRS IC and according to the updated recommendation of the ANC n 2013-02 as at December 31, 2021: under this method, when the plan provides for the payment of an indemnity to the employee, if he or she is present at the date of retirement, the amount of which depends on seniority and is capped at a certain years of service, the commitment must be calculated solely on the basis of the years of service prior to the retirement date.
The final obligation is then discounted. These calculations mainly use the following assumptions:
•a discount rate;
•a salary increase rate;
•an employee turnover rate.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.
For basic schemes and defined contribution plans, the Group recognizes the contributions as expenses when payable, as it has no obligations over and above the amount of contributions paid.
Assumptions used

	Year ended December 31
	2023	2022
Discount rate	3.20%	3.60%
Salary increase rate	2.50%	2.50%
Turnover rate	0%-21.35%	0%-21.35%
Social security rate	43.00%-47.00%	43.00%-47.00%
Average remaining lifespan of employees (in years)	22	20
Changes in defined benefit obligation
Present value of obligation development:

	Year ended December 31
in € thousand	2023	2022
BALANCE AS AT JANUARY 1	330	422
Current service cost	(1)	86
Actuarial losses/(gains)	130	(178)
BALANCE AS AT CLOSING DATE	459	330
5.30.2 Other provisions

	Year ended December 31
in € thousand	2023	2022
Non-current	584	960
Current	7,091	24,714
PROVISIONS	7,675	25,674

The position mostly comprises €5.2 million from a provision for expected legal and settlement costs under a court proceeding related to the Intercell AG/Vivalis SA merger (December 31, 2022: €5.2 million). As at December 31, 2022 an amount of €18.8 million related to onerous purchase agreements in connection with the wind-down of COVID-19 activities which mostly were used during the year ended December 31, 2023.